Selected Statements of Comprehensive Loss (Income) Data - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Research and Development Expenses	$ 331	$ (1,644)	$ 806
Subcontractors [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net	328	639	768	[1]
Salaries and Related Expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net	3	3	25
Travel [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net		18	10
Other [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net		2	3
Horizon 2020 Grant [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net		2,306
Research and development expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses, net	$ 331	$ 662	$ 806

[1]	Reclassified $93 from materials and patents expenses to subcontractors’ expenses.